Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets:
Investment in a subsidiary	$ 1	$ 1
Amounts due from a subsidiary	2,585,944
Deferred offering cost	620,193	680,090
Total non-current assets	3,206,138	680,091
TOTAL ASSETS	3,206,138	680,091
Current liabilities:
Amounts due to a subsidiary		804,276
Amounts due to a director	1	9,261
Total current liabilities	1	813,537
TOTAL LIABILITIES	1	813,537
Shareholders’ equity
Ordinary shares, US$0.00005 par value, 1,000,000,000 shares authorized, and 20,000,000 shares and 21,265,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	1,063	1,000
Additional paid-in capital	3,583,180	243,660
Accumulated losses	(378,106)	(378,106)
Total shareholders’ (deficit) equity	3,206,137	(133,446)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	$ 3,206,138	$ 680,091